Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,764,542.77
Total Fee Amount	1,624.68
Total Offset Amount	0.00
Net Fee	$ 1,624.68
Offering Table N/A
Offset Table N/A	N/A